INVESTMENTS - By type (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Marketable securities by type
Cost	$ 19,878
Gross Unrealized Gains	16
Gross Unrealized Losses	(5)
Estimated Fair Value	19,889
Commercial paper and corporate bonds
Marketable securities by type
Cost	7,527
Gross Unrealized Losses	(5)
Estimated Fair Value	7,522
U.S. government agency debt securities
Marketable securities by type
Cost	12,351
Gross Unrealized Gains	16
Estimated Fair Value	$ 12,367